MANAGED ACCOUNT SERIES

BlackRock GA Disciplined Volatility Equity Fund

BlackRock GA Dynamic Equity Fund

(each, a “Fund” and together, the “Funds”)

Supplement dated February 20, 2025 to the Summary Prospectuses, Prospectuses and Statement of Additional Information of each Fund, as supplemented to date

At a meeting held on February 20, 2025, the Board of Trustees (the “Board”) of Managed Account Series (the “Trust”), on behalf of each Fund, approved the Reorganizations (as defined below) of each Fund into an exchange-traded fund (“ETF”), which will be managed by BlackRock Fund Advisors, an investment adviser under common control with BlackRock Advisors, LLC, each Fund’s current investment adviser (“BlackRock”). The Board, including all of the Trustees who are not “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the Trust, determined, with respect to the Reorganizations, that participation in the Reorganizations is in the best interests of each Fund and the interests of existing shareholders of the Funds will not be diluted as a result of the Reorganizations.

Each Fund will be reorganized into an ETF through the reorganization of each Fund into its corresponding newly-created ETF as set forth in the table below:

BlackRock GA Disciplined Volatility Equity Fund, a series of the Trust	iShares Disciplined Volatility Equity Active ETF, a series of BlackRock ETF Trust (the “Acquiring Trust”)
BlackRock GA Dynamic Equity Fund, a series of the Trust	iShares Dynamic Equity Active ETF (together with the iShares Disciplined Volatility Equity Active ETF, the “Acquiring Funds” and each an “Acquiring Fund”), a series of the Acquiring Trust

Each Fund and its corresponding Acquiring Fund have identical investment objectives and fundamental investment policies, and substantially similar investment strategies. Following the reorganizations, the Funds will be liquidated (each such reorganization and liquidation, the “Reorganization” and collectively, the “Reorganizations”).

Each Reorganization is anticipated to close as of the close of trading on the New York Stock Exchange on September 12, 2025. The Acquiring Funds have not commenced investment operations, and it is anticipated that the Acquiring Funds will not have shareholders prior to the Reorganizations.

Importantly, in order to receive shares of an Acquiring Fund as part of a Reorganization, shareholders of a Fund must hold their shares of the Fund through a brokerage account that can accept shares of an ETF (the Acquiring Funds). If shareholders of a Fund do not hold their shares of the Fund through that type of brokerage account, they will not receive shares of the corresponding Acquiring Fund as part of the Reorganization. For shareholders of a Fund that do not currently hold their shares of the Fund through a brokerage account that can hold shares of the corresponding Acquiring Fund, please see the Q&A that follows for additional actions that such Fund shareholders must take to receive shares of an Acquiring Fund as part of a Reorganization. No further action is required for Fund shareholders that hold shares of a Fund through a brokerage account that can hold shares of the corresponding Acquiring Fund.

BlackRock believes that the Reorganizations will provide multiple benefits for investors of each Fund, including lower net expenses, additional trading flexibility and increased portfolio holdings transparency.

Each Reorganization will be conducted pursuant to an Agreement and Plan of Reorganization (each, a “Plan”). Each Reorganization is structured to be a tax-free reorganization under the U.S. Internal Revenue Code of 1986, as amended. As a result, Fund shareholders generally will not recognize a taxable gain (or loss) for U.S. tax purposes as a result of a Reorganization (except with respect to cash received, as explained elsewhere in this Supplement).

In connection with the Reorganizations, shareholders of a Fund will receive ETF shares of the corresponding Acquiring Fund equal in value to the number of shares of the Fund they own, including a cash payment in lieu of fractional shares of the applicable Acquiring Fund, which cash payment may be taxable.

Completion of each Reorganization is subject to a number of conditions under the relevant Plan, but shareholders of the Funds are not required to approve the Reorganizations. Existing shareholders of a Fund will receive a combined prospectus/information statement describing in detail both the Reorganization and the corresponding Acquiring Fund, and summarizing the Board’s considerations in approving the Reorganization.

Although shareholder approval of the Reorganizations is not required and BlackRock does not anticipate that a Reorganization will be terminated, if a Reorganization is terminated, shareholders of the relevant Fund would be notified of the change and the Fund would continue to operate as a mutual fund as a series of the Trust. A Reorganization will not be contingent on the occurrence of the other Reorganization.

The following changes will take effect either immediately or on an upcoming future date as described below. These actions include limits on new purchases of certain Fund shares.

Consequently, each Fund’s Summary Prospectuses, Prospectuses and Statement of Additional Information are amended as follows:

Institutional and Class K Shares of each Fund will be offered only on a limited basis.

The section of each Fund’s Institutional Shares Summary Prospectus and Prospectus entitled “Key Facts About [the Fund]—Purchase and Sale of Fund Shares” and “Fund Overview—Key Facts About [the Fund]—Purchase and Sale of Fund Shares” is hereby amended to add the following as the first paragraph of such section:

Effective May 1, 2025, Institutional Shares of the Fund are offered on a limited basis.

The section of each Fund’s Class K Shares Summary Prospectus and Prospectus entitled “Key Facts About [the Fund]—Purchase and Sale of Fund Shares” and “Fund Overview—Key Facts About [the Fund]—Purchase and Sale of Fund Shares” is hereby amended to add the following as the first paragraph of such section:

Effective May 1, 2025, Class K Shares of the Fund are offered on a limited basis.

The section of each Fund’s Institutional Shares Prospectus entitled “Account Information—Details About the Share Class—Institutional Shares at a Glance—Availability” is hereby amended to add the following at the end of such section:

Availability will be further limited as follows:

•	Effective beginning May 1, 2025, no new accounts held directly with BlackRock (including IRAs) will be opened.

•

Effective beginning July 31, 2025, shareholders holding their accounts directly with BlackRock (including IRAs) will not be permitted to purchase additional Institutional Shares. Shareholders holding their accounts directly with BlackRock may continue to reinvest dividends and distributions on Institutional Shares.

•	Effective beginning September 5, 2025, no new accounts to purchase Institutional Shares through a Financial Intermediary will be opened.

•

Effective beginning September 10, 2025, shareholders holding accounts through a Financial Intermediary will not be permitted to purchase additional Institutional Shares. Shareholders already holding Institutional Shares through a Financial Intermediary may continue to reinvest dividends and distributions.

The section of each Fund’s Class K Shares Prospectus entitled “Account Information—Details About the Share Class—Class K Shares at a Glance—Availability” is hereby amended to add the following at the end of such section:

Availability will be further limited as follows:

•	Effective beginning May 1, 2025, no new accounts held directly with BlackRock (including IRAs) will be opened.

•

Effective beginning July 31, 2025, shareholders holding their accounts directly with BlackRock (including IRAs) will not be permitted to purchase additional Class K Shares. Shareholders holding their accounts directly with BlackRock may continue to reinvest dividends and distributions on Class K Shares.

•	Effective beginning September 5, 2025, no new accounts to purchase Class K Shares through a Financial Intermediary will be opened.

•

Effective beginning September 10, 2025, shareholders holding accounts through a Financial Intermediary will not be permitted to purchase additional Class K Shares. Shareholders already holding Class K Shares through a Financial Intermediary may continue to reinvest dividends and distributions.

In anticipation of the Reorganizations, the final date to exchange shares of another BlackRock Fund for shares of a Fund will be on September 10, 2025, and the final date to purchase shares of a Fund will be September 10, 2025. The final date to exchange shares of a Fund for shares of another BlackRock Fund will be on September 10, 2025, and the final date to redeem shares of a Fund will be September 11, 2025.

IMPORTANT NOTICE ABOUT YOUR FUND ACCOUNT

QUESTIONS AND ANSWERS

The following is a brief Q&A that provides information to help you to determine if you need to take action with respect to your Fund shareholder account prior to the Reorganizations in order to receive shares of the relevant Acquiring Fund.

Q. What types of shareholder accounts can receive shares of an Acquiring Fund as part of a Reorganization?

A. If you hold your shares of a Fund in a brokerage account that permits you to purchase securities traded in the stock market, such as ETFs or other types of stocks, then you will be eligible to receive shares of the corresponding Acquiring Fund in the Reorganization. No further action is required.

Q. What types of shareholder accounts cannot receive shares of an Acquiring Fund as part of a Reorganization?

A. The following account types cannot hold shares of ETFs:

Non-Accommodating Brokerage Accounts. If you hold your shares of a Fund in a brokerage account with a financial intermediary that only allows you to hold shares of mutual funds in the account, you will need to contact your financial intermediary to set up a brokerage account that permits investments in ETF shares. If such a change is not made before September 5, 2025, you will not receive shares of the corresponding Acquiring Fund as part of the Reorganization. Instead, your investment will be liquidated on September 5, 2025 and you will receive cash equal in value to the net asset value (“NAV”) of your Fund shares.

Non-Accommodating Retirement Accounts. If you hold your shares of a Fund through an individual retirement account (“IRA”) or group retirement plan whose plan sponsor does not have the ability to hold shares of ETFs on its platform, you may need to redeem your shares prior to the Reorganization or, if applicable, your financial intermediary may transfer your investment in the Fund to a different investment option prior to the Reorganization. If either such a change is not made before September 5, 2025, you will not receive shares of the corresponding Acquiring Fund as part of the Reorganization. Instead, your investment will be liquidated on September 5, 2025 and you will receive cash equal in value to the NAV of your Fund shares.

Direct Accounts. If you hold your shares of a Fund in an account directly with the Fund at its transfer agent, BNY Mellon Investment Servicing (US) Inc. (a “direct account”), you must transfer your shares of the Fund to a brokerage account at a financial intermediary that can accept shares of the corresponding Acquiring Fund prior to September 5, 2025 in order to receive shares of the Acquiring Fund. You have a direct account if you receive quarterly account statements directly from a Fund and not from a third-party broker-dealer. For this purpose, a direct account includes a direct IRA. If you hold your shares of a Fund through a direct IRA and do not take action prior to September 5, 2025, your Fund shares will be exchanged for shares of BlackRock Summit Cash Reserves Fund (the “Money Market Fund”), a series of BlackRock Financial Institutions Series Trust equal in value to the NAV of your Fund shares. Such shareholders holding Institutional Shares or Class K Shares of the Fund will be exchanged into Institutional Shares of the Money Market Fund.

The redemption of Fund shares or the transfer of Fund shares to a different investment option prior to a Reorganization, or the receipt of cash or shares in a fund other than the corresponding Acquiring Fund in exchange for Fund shares, is expected to be a taxable transaction to shareholders in non-tax qualified accounts.

If you are unsure about the ability of your account to accept shares of an Acquiring Fund, please call (800) 537-4942 or contact your financial advisor or financial intermediary where your Fund shares are held.

Q. How do I transfer my Fund shares from a direct account to a brokerage account that will accept Acquiring Fund shares?

A. Transferring your shares from a direct account to a brokerage account that can accept shares of an Acquiring Fund should be a simple process. If you have a brokerage account or a relationship with a brokerage firm, please talk to your broker and inform the broker that you would like to transfer a mutual fund position that you hold directly with the relevant Fund into your brokerage account. Also inform your broker that such an account will need to be set up to accept shares of an ETF, such as the corresponding Acquiring Fund. If you don’t have a brokerage account or a relationship with a brokerage firm, you will need to open a new account with a brokerage firm or other financial intermediary.

We suggest you provide your broker with a copy of your quarterly statement from the relevant Fund. Your broker will require your account number with the Fund, which can be found on your statement. Your broker will help you complete a form to initiate the transfer. Once you sign that form, your broker will submit the form to the Fund’s transfer agent directly, and the shares will be transferred into your brokerage account. The sooner you initiate the transfer, the better.

Q. How do I transfer my Fund shares from a non-accommodating brokerage account to a brokerage account that will accept Acquiring Fund shares?

A. The brokerage firm where you hold your Fund shares should be able to assist you in changing the characteristics of your brokerage account to an account that is permitted to invest in ETF shares. Contact your broker right away to make the necessary changes to your account.

Q. What will happen if I do not have a brokerage account that can accept Acquiring Fund shares at the time of a Reorganization?

A. In order to receive shares of the applicable Acquiring Fund as part of the Reorganization, you must hold your shares of the relevant Fund through a brokerage account that can accept shares of an ETF (the Acquiring Fund) as follows:

•

Non-Accommodating Brokerage Accounts. If you hold your shares of a Fund in a brokerage account with a financial intermediary that only allows you to hold shares of mutual funds in the account, you will need to contact your financial intermediary to set up a brokerage account that permits investments in ETF shares. If such a change is not made before September 5, 2025, you will not receive shares of the corresponding Acquiring Fund as part of the Reorganization. Instead, your Fund investment will be liquidated on September 5, 2025 and you will receive cash equal in value to the NAV of your Fund shares.

•

Non-Accommodating Retirement Accounts. If you hold your shares of a Fund through an IRA or group retirement plan whose plan sponsor does not have the ability to hold shares of ETFs on its platform, you may need to redeem your shares prior to the Reorganization or, if applicable, your financial intermediary may transfer your investment in the Fund to a different investment option prior to the Reorganization. If either such a change is not made before September 5, 2025, you will not receive shares of the corresponding Acquiring Fund as part of the Reorganization. Instead, your investment will be liquidated on September 5, 2025 and you will receive cash equal in value to the NAV of your Fund shares.

•

Direct Accounts. If you hold your shares of a Fund in a direct account, you must transfer your shares of the Fund to a brokerage account that can accept shares of the corresponding Acquiring Fund prior to the Reorganization in order to receive shares of the Acquiring Fund. If such a change is not made prior to September 5, 2025, you will not receive shares of the Acquiring Fund as part of the Reorganization. Instead, your Fund investment will be liquidated on September 5, 2025, and you will receive cash equal in value to the NAV of your Fund shares.

•

Direct IRA. If you hold your shares of a Fund through a direct IRA and do not take action to transfer your investment in the Fund to a different investment option prior to September 5, 2025, your Fund shares will be exchanged for shares of BlackRock Summit Cash Reserves Fund (the “Money Market Fund”), a series of BlackRock Financial Institutions Series Trust equal in value to the NAV of your Fund shares. Such shareholders holding Institutional Shares or Class K Shares of the Fund will be exchanged into Institutional Shares of the Money Market Fund.

In some cases, the liquidation of your investment and return of cash, or the transfer of your investment to a different investment option, may be subject to fees and expenses and it may take time to receive your cash. Additionally, the redemption of Fund shares or the transfer of Fund shares to a different investment option prior to a Reorganization, or the receipt of cash or shares in a fund other than the corresponding Acquiring Fund in exchange for Fund shares, is expected to be a taxable transaction to shareholders in non-tax qualified accounts. Please consult with your financial intermediary for more information on the impact that the Reorganizations will have on you and your investments.

Q. What if I do not want to own shares of an Acquiring Fund?

A. If you do not want to receive shares of the applicable Acquiring Fund in connection with the Reorganization, you can exchange your Fund shares for shares of another BlackRock mutual fund that is not participating in the Reorganization or redeem your Fund shares. Prior to doing so, however, you should consider the tax consequences associated with either action. Redemption of your Fund shares prior to a Reorganization is expected to be a taxable transaction to shareholders in non-tax qualified accounts. The last date to exchange your shares into another BlackRock mutual fund prior to the Reorganization is September 10, 2025, and the last date to redeem your shares is September 11, 2025. This date may change if the closing date of the Reorganizations changes. Any changes to the closing date of the Reorganizations will be communicated to shareholders.

* * *

In connection with the Reorganizations discussed herein, a prospectus/information statement that will be included in a registration statement on Form N-14 will be filed with the Securities and Exchange Commission (the “SEC”). After the registration statement is filed with the SEC, it may be amended or withdrawn and the prospectus/information statement will not be distributed to shareholders of the Funds unless and until the registration statement is declared effective by the SEC. Investors are urged to read the materials and any other relevant documents when they become available because they will contain important information about the Reorganizations. After they are filed, free copies of the materials will be available on the SEC’s web site at www.sec.gov. A paper copy of these materials can be obtained at no charge by calling (800) 537-4942.

This communication is for informational purposes only and does not constitute an offer of any securities for sale. No offer of securities will be made except pursuant to a prospectus meeting the requirements of Section 10 of the Securities Act of 1933.

Shareholders should retain this Supplement for future reference.

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